SUBSEQUENT EVENT (Narrative) (Details) - USD ($) $ in Thousands		1 Months Ended		12 Months Ended
	Aug. 14, 2017	Mar. 31, 2019	May 16, 2016	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Shares issued	200,803		216,158
Shares issued, value	$ 400		$ 700	$ 188	$ 400	$ 700
Subsequent Event [Member] | Convertible preferred shares [Member]
Shares issued		109,649
Shares issued, value		$ 125